Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.73%
Apparel, Accessories & Luxury Goods–1.76%
lululemon athletica, inc.(b)	54,574	$17,975,038
Application Software–14.07%
ANSYS, Inc.(b)	41,286	13,510,018
Atlassian Corp. PLC, Class A(b)	43,131	7,840,784
Avalara, Inc.(b)	77,254	9,837,524
Coupa Software, Inc.(b)	63,740	17,480,058
DocuSign, Inc.(b)	80,346	17,293,673
Dynatrace, Inc.(b)	235,404	9,656,272
Globant S.A. (Argentina)(b)	42,113	7,547,492
RingCentral, Inc., Class A(b)	73,524	20,190,426
Synopsys, Inc.(b)	105,226	22,516,259
Trade Desk, Inc. (The), Class A(b)	35,070	18,193,615
		144,066,121
Asset Management & Custody Banks–1.14%
KKR & Co., Inc., Class A	339,012	11,641,672
Auto Parts & Equipment–1.19%
Aptiv PLC	132,481	12,145,858
Automotive Retail–0.52%
Carvana Co.(b)	23,733	5,293,883
Biotechnology–2.32%
Alnylam Pharmaceuticals, Inc.(b)	52,384	7,627,110
Neurocrine Biosciences, Inc.(b)	48,827	4,695,204
Seattle Genetics, Inc.(b)	58,411	11,430,449
		23,752,763
Brewers–0.62%
Boston Beer Co., Inc. (The), Class A(b)	7,127	6,295,707
Building Products–2.09%
Trane Technologies PLC	82,093	9,953,776
Trex Co., Inc.(b)	160,258	11,474,473
		21,428,249
Cable & Satellite–1.41%
Cable One, Inc.	7,677	14,474,446
Casinos & Gaming–0.26%
Churchill Downs, Inc.	16,351	2,678,621
Consumer Electronics–0.39%
Garmin Ltd.	42,067	3,990,476
Copper–0.78%
Freeport-McMoRan, Inc.	510,966	7,991,508
Data Processing & Outsourced Services–0.98%
Black Knight, Inc.(b)	115,672	10,069,248
Distributors–2.33%
Pool Corp.	71,324	23,860,731
Diversified Support Services–2.71%
Cintas Corp.	39,290	13,076,890
Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(b)	139,905	$14,712,410
		27,789,300
Education Services–0.86%
Chegg, Inc.(b)	123,075	8,792,478
Electrical Components & Equipment–3.46%
AMETEK, Inc.	133,940	13,313,636
Generac Holdings, Inc.(b)	60,930	11,798,485
Rockwell Automation, Inc.	46,537	10,269,785
		35,381,906
Electronic Equipment & Instruments–1.18%
Trimble, Inc.(b)	152,571	7,430,208
Zebra Technologies Corp., Class A(b)	18,513	4,673,792
		12,104,000
Fertilizers & Agricultural Chemicals–1.01%
FMC Corp.	97,920	10,370,707
Financial Exchanges & Data–2.87%
MarketAxess Holdings, Inc.	22,695	10,929,685
MSCI, Inc.	51,759	18,466,576
		29,396,261
Health Care Equipment–8.91%
DexCom, Inc.(b)	54,122	22,310,712
IDEXX Laboratories, Inc.(b)	49,852	19,597,320
Masimo Corp.(b)	75,927	17,923,328
ResMed, Inc.	74,614	12,791,078
STERIS PLC	51,318	9,041,718
Teleflex, Inc.	28,071	9,555,930
		91,220,086
Health Care Supplies–3.81%
Align Technology, Inc.(b)	42,052	13,766,142
Quidel Corp.(b)	22,289	4,889,761
West Pharmaceutical Services, Inc.	74,142	20,381,636
		39,037,539
Health Care Technology–1.56%
Veeva Systems, Inc., Class A(b)	56,904	16,000,836
Home Improvement Retail–0.99%
Floor & Decor Holdings, Inc., Class A(b)	135,164	10,110,267
Homebuilding–2.70%
D.R. Horton, Inc.	214,594	16,229,744
TopBuild Corp.(b)	67,093	11,452,104
		27,681,848
Industrial Conglomerates–1.88%
Roper Technologies, Inc.	48,823	19,290,456
Industrial Machinery–1.72%
IDEX Corp.	63,420	11,568,442
Nordson Corp.	31,427	6,028,327
		17,596,769

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Shares		Value
Interactive Home Entertainment–0.78%
Zynga, Inc., Class A(b)	869,725	$7,931,892
Interactive Media & Services–0.50%
Pinterest, Inc., Class A(b)	124,424	5,164,840
Internet & Direct Marketing Retail–0.96%
Chewy, Inc., Class A(b)	179,002	9,814,680
Internet Services & Infrastructure–2.71%
Twilio, Inc., Class A(b)	75,019	18,536,445
Wix.com Ltd. (Israel)(b)	36,103	9,200,849
		27,737,294
Investment Banking & Brokerage–1.26%
LPL Financial Holdings, Inc.	167,856	12,869,520
IT Consulting & Other Services–2.27%
Booz Allen Hamilton Holding Corp.	97,760	8,112,125
EPAM Systems, Inc.(b)	46,749	15,113,017
		23,225,142
Leisure Products–0.51%
Peloton Interactive, Inc., Class A(b)	52,282	5,188,466
Life Sciences Tools & Services–3.01%
Bio-Rad Laboratories, Inc., Class A(b)	21,289	10,973,628
Charles River Laboratories International, Inc.(b)	28,921	6,549,161
ICON PLC (Ireland)(b)	44,549	8,512,868
Repligen Corp.(b)	32,208	4,751,968
		30,787,625
Packaged Foods & Meats–1.14%
McCormick & Co., Inc.	60,085	11,662,498
Paper Packaging–0.86%
Avery Dennison Corp.	68,617	8,771,997
Pharmaceuticals–1.67%
Catalent, Inc.(b)	140,442	12,030,262
Royalty Pharma PLC, Class A	121,356	5,105,447
		17,135,709
Railroads–0.96%
Kansas City Southern	54,530	9,860,660
Regional Banks–0.96%
First Republic Bank	89,742	9,787,263
Shares		Value
Research & Consulting Services–2.55%
CoStar Group, Inc.(b)	10,427	$8,847,414
TransUnion	205,404	17,280,638
		26,128,052
Restaurants–1.96%
Chipotle Mexican Grill, Inc.(b)	16,158	20,095,866
Semiconductor Equipment–4.49%
Enphase Energy, Inc.(b)	73,165	6,042,697
Entegris, Inc.	111,698	8,303,629
Lam Research Corp.	51,990	17,247,683
MKS Instruments, Inc.	67,934	7,420,431
Teradyne, Inc.	87,422	6,946,552
		45,960,992
Semiconductors–4.56%
Marvell Technology Group Ltd.	334,211	13,268,177
Microchip Technology, Inc.	129,853	13,343,694
Monolithic Power Systems, Inc.	71,677	20,041,606
		46,653,477
Specialized REITs–1.51%
SBA Communications Corp., Class A	48,374	15,406,152
Systems Software–1.28%
Crowdstrike Holdings, Inc., Class A(b)	95,350	13,093,462
Trucking–1.27%
Old Dominion Freight Line, Inc.	72,058	13,036,733
Total Common Stocks & Other Equity Interests (Cost $681,141,554)		1,010,749,094
Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	4,407,090	4,407,090
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	3,136,750	3,138,318
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	5,036,674	5,036,674
Total Money Market Funds (Cost $12,582,151)		12,582,082
TOTAL INVESTMENTS IN SECURITIES–99.96% (Cost $693,723,705)		1,023,331,176
OTHER ASSETS LESS LIABILITIES—0.04%		412,552
NET ASSETS–100.00%		$1,023,743,728
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,411,943	$156,727,097	$(157,731,950)	$-	$-	$4,407,090	$34,858
Invesco Liquid Assets Portfolio, Institutional Class	-	37,126,309	(33,988,701)	(69)	779	3,138,318	4,305
Invesco Treasury Portfolio, Institutional Class	-	58,621,365	(53,584,691)	-	-	5,036,674	1,629
Total	$5,411,943	$252,474,771	$(245,305,342)	$(69)	$779	$12,582,082	$40,792

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund to Invesco V.I. Discovery Mid Cap Growth Fund.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund